Deferred Revenues (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Deferred Revenues [Abstract]
Contract liabilities	$ 2,686	$ 3,078
Recognized revenues	$ 392